INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Different tax rates in other jurisdictions	(3.30%)	(0.50%)	1.20%
Other non-deductible expense for tax purposes	(5.30%)	(0.20%)	(0.10%)
Effect of tax holiday	(5.50%)	(5.20%)	(4.90%)
Effect of future tax rate change	8.30%	7.80%	(1.60%)
50% additional deduction of R&D expense	1.20%	0.70%	0.80%
Change in valuation allowance	(23.50%)	(41.10%)	(3.40%)
Others	0.90%	(0.40%)	(0.90%)
Effective income tax rate	(2.20%)	(13.90%)	16.10%
Gross tax exemption	$ 2,756,938	$ 6,041,242	$ 5,255,781
Tax holiday per share-basic	$ 0.01	$ 0.03	$ 0.02
Tax holiday per share-diluted	$ 0.01	$ 0.03	$ 0.02
Percentage of additional deduction of R&D	50.00%